UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  1315 S. Hwy 89, Suite 203
          --------------------------------------
          P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         2/14/2010
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       45
                                          --------------
Form 13F Information Table Value Total:    $ 100,218
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC DEL      CL A     084670108      1,807    15              SH      SOLE                   15        -      -
LITHIA MTRS INC                 CL A     536797103      1,912    133,834         SH      SOLE                   133,834   -      -
PLAYBOY ENTERPRISES INC         CL B     728117300      1,217    233,150         SH      SOLE                   233,150   -      -
ARYX THERAPEUTICS INC           COM      043387109      254      939,782         SH      SOLE                   939,782   -      -
COMFORT SYS USA INC             COM      199908104      6,809    517,006         SH      SOLE                   517,006   -      -
CORE MARK HOLDING CO INC        COM      218681104      4,922    138,297         SH      SOLE                   138,297   -      -
DRUGSTORE COM INC               COM      262241102      3,182    1,439,900       SH      SOLE                   1,439,900 -      -
EASTERN INS HLDGS INC           COM      276534104      1,419    119,220         SH      SOLE                   119,220   -      -
GS FINL CORP                    COM      362274102      98       10,970          SH      SOLE                   10,970    -      -
GENERAL MOLY INC                COM      370373102      2,146    331,195         SH      SOLE                   331,195   -      -
GLU MOBILE INC                  COM      379890106      2,210    1,067,510       SH      SOLE                   1,067,510 -      -
HERCULES TECH GROWTH CAP INC    COM      427096508      808      78,000          SH      SOLE                   78,000    -      -
HOOPER HOLMES INC               COM      439104100      1,152    1,645,212       SH      SOLE                   1,645,212 -      -
KENNEDY WILSON HLDGS INC        COM      489398107      1,459    146,000         SH      SOLE                   146,000   -      -
MEMC ELECTR MATLS INC           COM      552715104      220      19,500          SH      SOLE                   19,500    -      -
MOCON INC                       COM      607494101      1,655    128,063         SH      SOLE                   128,063   -      -
NATUS MEDICAL INC DEL           COM      639050103      4,870    343,452         SH      SOLE                   343,452   -      -
PEP BOYS MANNY MOE & JACK       COM      713278109      3,926    292,322         SH      SOLE                   292,322   -      -
PERVASIVE SOFTWARE INC          COM      715710109      1,700    328,821         SH      SOLE                   328,821   -      -
RURAL / METRO CORP              COM      781748108      1,609    110,350         SH      SOLE                   110,350   -      -
STANDARD REGISTER CO            COM      853887107      3,451    1,011,914       SH      SOLE                   1,011,914 -      -
SYMMETRICOM INC                 COM      871543104      2,935    413,953         SH      SOLE                   413,953   -      -
IKANOS COMMUNICATIONS           COM      45173E105      1,122    837,615         SH      SOLE                   837,615   -      -
DOUGLAS DYNAMICS INC            COM      25960r105      4,184    276,177         SH      SOLE                   276,177   -      -
ECHO GLOBAL LOGISTICS INC       COM      27875t101      4,074    338,349         SH      SOLE                   338,349   -      -
ENSIGN GROUP INC                COM      29358p101      638      25,650          SH      SOLE                   25,650    -      -
GTSI CORP                       COM      36238k103      2,333    495,389         SH      SOLE                   495,389   -      -
GOLFSMITH INTL HOLDINGS INC     COM      38168y103      671      277,473         SH      SOLE                   277,473   -      -
LECROY CORP                     COM      52324w109      3,210    326,255         SH      SOLE                   326,255   -      -
MAGNUM HUNTER RES CORP DEL      COM      55973b102      6,429    892,852         SH      SOLE                   892,852   -      -
METHANEX CORP                   COM      59151k108      2,607    85,752          SH      SOLE                   85,752    -      -
ONLINE RES CORP                 COM      68273g101      878      188,870         SH      SOLE                   188,870   -      -
SPARK NETWORKS INC              COM      84651p100      1,193    401,744         SH      SOLE                   401,744   -      -
VIRTUS INVT PARTNERS INC        COM      92828q109      2,637    58,133          SH      SOLE                   58,133    -      -
AVATAR HLDGS INC                COM      053494100      4,195    211,643         SH      SOLE                   211,643   -      -
BIGLARI HLDGS INC               COM      08986r101      574      1,400           SH      SOLE                   1,400     -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW  690027206      145      20,278          SH      SOLE                   20,278    -      -
HANGER ORTHOPEDIC GROUP INC     COM NEW  41043f208      1,345    63,477          SH      SOLE                   63,477    -      -
INSWEB CORP                     COM NEW  45809K202      931      113,802         SH      SOLE                   113,802   -      -
PRGX GLOBAL INC                 COM NEW  69357c503      1,336    211,118         SH      SOLE                   211,118   -      -
ENCORE ENERGY PARTNERS LP       COM UNIT 29257a106      595      26,500          SH      SOLE                   26,500    -      -
SPDR GOLD TRUST                 GOLD SHS 78463v107      347      2,500           SH      SOLE                   2,500     -      -
PLAYBOY ENTERPRISES INC         NOTE 3.0 728117ab8      5,581    5,750,000       PRN     SOLE                   5,750,000 -      -
LECROY CORP                     NOTE 4.0 52324wab5      1,827    1,800,000       PRN     SOLE                   1,800,000 -      -
FUNDTECH LTD                    ORD      m47095100      3,605    223,527         SH      SOLE                   223,527   -      -



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